Note 13 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,457	23,062	4,780